(PORTFOLIO 21 LOGO)
                                  PORTFOLIO 21

                                 ANNUAL REPORT

                                   Year Ended
                                August 31, 2002

Dear Portfolio 21 Investors:

We continued to experience difficult market conditions during the past six months. In addition to the correction from an overly exuberant bull market, poor corporate earnings have provided a fundamental reason for declining stock markets. Of more concern is the fact that market psychology has reflected the overall angst in our country and throughout the world about terrorism and the threat of a preemptive and unilateral war against Iraq. We are hopeful that the voices of those who oppose war will be heard and that our national leaders will shift their focus to positive and effective fiscal stimulus for our economy.

Following is a summary of fund performance and activities for the six-month period ending August 31, 2002, as well as performance for one year and since inception:

FINANCIAL PERFORMANCE

For the six months ending August 31, 2002, Portfolio 21's return was -16.52% compared with -12.77% for our benchmark, the Morgan Stanley World Index. For the one-year period ended August 31, 2002, the fund's return was -14.04%, and, for its 35-month life, the average annual return has been -7.37%. The Morgan Stanley World Equity Index returned -16.87% for the past one year and -10.94% for the 35 months ending August 31, 2002. We are using this index as our benchmark since Portfolio 21 holds both US and non-US stocks.

During the past six months, only a handful of our stocks had positive returns in the period. Among them were: Trex, a US company that uses recycled plastic to produce building materials; Wild Oats, a grocery store chain that specializes in organic and natural products; and Wainwright Bank, a Boston-based bank that works to improve local communities.

Most stocks were down. In particular, telecommunications companies Ericsson, ATT Wireless, and Nortel experienced heavy losses.

We have reduced our cash position somewhat, taking advantage of opportunities to purchase stocks at low prices.

ENVIRONMENTAL SUSTAINABILITY

We continue to evaluate companies that are potential candidates for Portfolio 21 based on their demonstrated understanding of environmental sustainability and commitment to incorporating sustainability into their businesses. During the past six months, we added the following companies to Portfolio 21: EMI Group, Severn Trent, Stora Enso, East Japan Railway, Quantum, and Boots PLC.

SHAREHOLDER ACTIVISM AND COMMUNITY DEVELOPMENT

We encourage you to visit the fund's website www.portfolio21.com. You will find a section on Activism and Community Investment that includes our activism log. We have also posted our Proxy Voting report for the 2001/2002 proxy voting season (August 2001 through September 2002). Please let us know if you have questions or comments on these items.

Progressive, advisor to Portfolio 21, has been recognized by the Social Investment Forum for achieving 1% in Community Investments for client accounts. More than 1% of Portfolio 21's assets are invested in community institutions.

INFORMATION AVAILABILITY

Please visit the fund's website. You'll find lots of information, including a monthly market update and complete company profiles.

YOUR INPUT REQUESTED

If you have comments or suggestions about Portfolio 21, you can contact us via our website, or call us at 877-351-4115, ext. 21, or email welcome@portfolio21.com. Also, we would love to have your email address so we can communicate with you electronically. If you haven't heard from us via email and would like to, please call or email with your address.

                        Sincerely,

                        /s/ Leslie E. Christian

                        Leslie E. Christian

For use only when accompanied or preceded by a prospectus. Read the prospectus carefully before investing.

Past performance is not indicative of future performance. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to the Schedule of Investments for more information regarding fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

Indices mentioned are unmanaged and are commonly used to measure equity performance. You cannot invest directly in an index. Portfolio 21 may invest in foreign securities, which are subject to the risks of currency fluctuations, political and economic instability and differences in accounting standards.

Quasar Distributors, LLC, Distributor 10/02

                                  PORTFOLIO 21
                      Value of $10,000 vs MSCI World Index

            Date               Portfolio 21          MSCI World Index
            ----               ------------          ----------------
           9/30/99               $10,000                  $10,000
          12/31/99               $10,962                  $11,696
           3/31/00               $12,633                  $11,825
           6/30/00               $11,924                  $11,414
           9/30/00               $11,500                  $10,849
          12/31/00               $10,493                  $10,186
           3/31/01                $9,297                   $8,886
           6/30/01               $10,011                   $9,132
           9/30/01                $8,534                   $7,826
          12/31/01                $9,957                   $8,504
           3/31/02                $9,990                   $8,556
           6/30/02                $9,132                   $7,772
           8/31/02                $7,995                   $7,132

                          Average Annual Total Return
                          Period Ended August 31, 2002
               1 Year                                    (14.04%)
               Since Inception (9/30/99)                  (7.37%)

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The MSCI World Index measures performance for a diverse range of developed country global stock markets, including U.S., Canada, Europe, Australia, New Zealand and the Far East. The index reflects the reinvestment of distributions, if any, but does not reflect fees, brokerage commissions, or other cost investing.

SCHEDULE OF INVESTMENTS at August 31, 2002

  SHARES                                                               VALUE
  ------                                                               -----

COMMON STOCKS: 87.1%

AUTO/TRUCK MANUFACTURERS: 1.7%
      7,500    Volvo AB (Sweden)                                   $   123,836
      8,150    Volvo AB - Sponsored
                 ADR (Sweden)#<F1>                                     133,986
                                                                   -----------
                                                                       257,822
                                                                   -----------

BANKS: 7.9%
      6,800    Deutsche Bank AG
                 (Germany)                                             418,831
      2,600    Deutsche Bank AG
                 (NYSE) (Germany)#<F1>                                 160,160
     11,905    UBS AG (Switzerland)*<F2>#<F1>                          559,654
      6,594    Wainwright Bank &
                 Trust Co.
                 (United States)                                        55,983
                                                                   -----------
                                                                     1,194,628
                                                                   -----------

BIOTECHNOLOGY: 2.1%
     15,325    Novozymes A/S
                 (Denmark)                                             313,726
                                                                   -----------

BUILDING MATERIALS: 1.0%
      6,950    JM AB (Sweden)                                          156,955
                                                                   -----------

COMMUNICATION EQUIPMENT: 2.9%
     29,025    Nokia Oyj - Sponsored
                 ADR (Finland)#<F1>                                    385,742
     23,500    Nortel Networks Corp.
                 (Canada)#<F1>                                          24,675
     41,100    Telefonaktiebolaget LM
                 Ericsson - Sponsored
                 ADR (Sweden)#<F1>                                      30,003
                                                                   -----------
                                                                       440,420
                                                                   -----------

COMMUNICATION SERVICES: 7.0%
     34,850    AT&T Corp.
                 (United States)                                       425,867
     55,076    AT&T Wireless
                 Services, Inc.
                 (United States)*<F2>                                  272,075
        400    Swisscom AG
                 (Switzerland)                                         106,217
      9,525    Swisscom AG -
                 Sponsored ADR
                 (Switzerland)#<F1>                                    249,555
                                                                   -----------
                                                                     1,053,714
                                                                   -----------

COMPUTERS - HARDWARE: 5.6%
     21,500    Hewlett-Packard Co.
                 (United States)                                       288,745
      7,525    International Business
                 Machines Corp.
                 (United States)                                       567,235
                                                                   -----------
                                                                       855,980
                                                                   -----------

DIVERSIFIED MANUFACTURING: 2.2%
      7,000    Siemens AG (Germany)                                    330,914
                                                                   -----------

ELECTRIC COMPANIES: 0.3%
      3,000    Graninge AB (Sweden)                                     47,777
                                                                   -----------

ELECTRONICS: 4.1%
     63,000    Mitsubishi Electric
                 Corp. (Japan)                                         217,855
      1,175    Mitsubishi Electric
                 Corp. - Unsponsored
                 ADR (Japan)#<F1>                                       40,632
      8,500    SONY CORP. -
                 Sponsored ADR
                 (Japan)#<F1>                                          369,835
                                                                   -----------
                                                                       628,322
                                                                   -----------

ELECTRONICS - INSTRUMENTATION: 1.5%
     16,600    Agilent Technologies,
                 Inc. (United States)*<F2>                             222,938
                                                                   -----------

ELECTRONICS - SEMICONDUCTOR: 2.7%
     20,655    STMicroelectronics
                 N.V. (Switzerland)#<F1>                               415,992
                                                                   -----------

ENERGY: 4.8%
     20,625    AstroPower, Inc.
                 (United States)*<F2>                                  146,025
     10,625    Ballard Power Systems
                 Inc. (Canada)*<F2>#<F1>                               148,856
     17,100    IMPCO Technologies,
                 Inc. (United States)*<F2>                              86,868
      3,200    NEG Micon A/S
                 (Denmark)                                              75,652
     10,600    Plug Power, Inc.
                 (United States)*<F2>                                   62,328
     17,100    Quantum Fuel Systems
                 Technologies Worldwide,
                 Inc. (United States)*<F2>                              48,735
     10,000    Vestas Wind Systems
                 AS (Denmark)                                          161,131
                                                                   -----------
                                                                       729,595
                                                                   -----------

ENVIRONMENTAL: 0.4%
      9,300    Tomra Systems ASA -
                 Sponsored ADR
                 (Norway)#<F1>                                          64,820
                                                                   -----------

FOOD - RETAIL: 5.7%
     12,700    Axfood AB (Sweden)                                      189,403
     10,000    United Natural Foods,
                 Inc. (United States)*<F2>                             202,500
      7,870    Whole Foods Market,
                 Inc. (United States)*<F2>                             351,474
     10,187    Wild Oats Markets,
                 Inc. (United States)*<F2>                             114,502
                                                                   -----------
                                                                       857,879
                                                                   -----------

FOOD PROCESSING: 1.7%
     16,550    Horizon Organic Holding
                 Corp. (United States)*<F2>                            264,966
                                                                   -----------

HEALTHCARE - MEDICAL PRODUCTS: 5.3%
      4,400    Novo Nordisk A/S
                 (Denmark)                                             133,369
     10,125    Novo Nordisk A/S -
                 Sponsored ADR
                 (Denmark)#<F1>                                        306,079
      9,847    Zimmer Holdings, Inc.
                 (United States)*<F2>                                  363,354
                                                                   -----------
                                                                       802,802
                                                                   -----------

HOUSEHOLD FURNITURE/APPLIANCES: 3.0%
     12,600    Electrolux AB (Sweden)                                  216,769
      6,655    Electrolux AB -
                 Sponsored ADR
                 (Sweden)#<F1>                                         232,060
                                                                   -----------
                                                                       448,829
                                                                   -----------

INSURANCE: 2.6%
      3,471    Swiss Reinsurance
                 (Switzerland)                                         245,170
      2,150    Swiss Reinsurance -
                 Sponsored ADR
                 (Switzerland)#<F1>                                    151,871
                                                                   -----------
                                                                       397,041
                                                                   -----------

MISCELLANEOUS FABRICATED PRODUCTS: 1.7%
     10,775    SKF AB (Sweden)                                         254,815
                                                                   -----------

MUSIC:  1.1%
     60,000    EMI Group plc
                 (Great Britain)                                       165,223
                                                                   -----------

OFFICE FURNISHINGS: 2.9%
     19,720    Herman Miller, Inc.
                 (United States)                                       305,463
     27,000    Interface, Inc.
                 (United States)                                       134,190
                                                                   -----------
                                                                       439,653
                                                                   -----------

PAPER & FOREST PRODUCTS: 2.9%
     15,200    Stora Enso Oyj (Finland)                                167,862
      7,730    Svenska Cellulosa AB
                 (Sweden)                                              263,914
                                                                   -----------
                                                                       431,776
                                                                   -----------

PHARMACEUTICALS: 4.7%
      8,800    Baxter International Inc.
                 (United States)                                       319,352
     15,775    Bristol-Myers Squibb Co.
                 (United States)                                       393,586
                                                                   -----------
                                                                       712,938
                                                                   -----------

PHOTOGRAPHY/IMAGING: 3.6%
     11,000    CANON INC. (Japan)                                      376,671
     24,235    Xerox Corp.
                 (United States)                                       169,887
                                                                   -----------
                                                                       546,558
                                                                   -----------

PLASTIC PRODUCTS: 0.8%
      4,300    Trex Company, Inc.
                 (United States)*<F2>                                  122,163
                                                                   -----------

RETAIL STORES:  1.0%
     17,000    Boots Co. plc
                 (Great Britain)                                       144,121
                                                                   -----------

SOAP & CLEANING PREPARATIONS: 1.9%
      4,200    Henkel KGaA
                 (Germany)                                             285,465
                                                                   -----------

TRANSPORTATION-RAIL:  1.3%
         40    East Japan Railway
                 Co. (Japan)                                           192,300
                                                                   -----------

WATER SUPPLY:  2.7%
     40,000    Severn Trent plc
                 (Great Britain)                                       415,532
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $17,364,364)                                                13,195,664
                                                                   -----------

 PRINCIPAL
   AMOUNT
 ---------
SHORT-TERM INVESTMENTS: 10.8%

MONEY MARKET: 10.2%
 $1,456,717    Federated Cash Trust
                 Series II Treasury                                  1,456,717
     96,046    Shorebank Pacific                                        96,046
                                                                   -----------
                                                                     1,552,763
                                                                   -----------

CERTIFICATE OF DEPOSIT: 0.6%
     94,905    Permaculture
                 1 year CD 2.00%
                 Maturity 1/17/03                                       94,905
                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $1,647,668)                                                  1,647,668
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES:
  (cost  $19,012,032+) 97.9%                                        14,843,332
Other Assets in excess
  of Liabilities:  2.1%                                                315,566
                                                                   -----------
NET ASSETS: 100.0%                                                 $15,158,898
                                                                   -----------
                                                                   -----------

 #<F1>  U.S. Security of foreign company.
 *<F2>  Non-income producing security.
  ADR   American Depository Receipt.
 +<F3> At August 31, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

 Gross unrealized appreciation                                     $   854,830
 Gross unrealized depreciation                                      (5,023,530)
                                                                   -----------
 Net unrealized depreciation                                       $(4,168,700)
                                                                   -----------
                                                                   -----------

PERCENT OF
COUNTRY                                       NET ASSETS
----------                                    ----------
Canada                                            1.15%
Denmark                                           6.53%
Finland                                           3.65%
Germany                                           7.89%
Great Britain                                     4.78%
Japan                                             7.90%
Norway                                            0.43%
Sweden                                           10.88%
Switzerland                                      11.40%
United States                                    43.29%
Other assets in excess of liabilities             2.10%
                                                -------
                                                100.00%
                                                -------
                                                -------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2002

ASSETS
     Investments in securities, at value (cost $19,012,032)        $14,843,332
     Receivables:
          Other (Foreign) (cost $182,647)                              213,482
          Dividends and interest                                        24,707
          Fund shares sold                                             980,545
     Prepaid expenses                                                   13,223
                                                                   -----------
          Total assets                                              16,075,289
                                                                   -----------

LIABILITIES
     Payables:
          Advisory fee                                                   2,515
          Administration fees                                            2,894
          Distribution fees                                              6,754
          Fund shares purchased                                        871,366
     Accrued expenses                                                   32,862
                                                                   -----------
               Total liabilities                                       916,391
                                                                   -----------

NET ASSETS                                                         $15,158,898
                                                                   -----------
                                                                   -----------
     Shares outstanding (unlimited number
       of shares authorized, without par value)                        909,125
     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE      $     16.67
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
     Paid-in capital                                               $19,324,304
     Accumulated net realized loss from security
       and foreign currency transactions                               (28,260)
     Net unrealized depreciation on investments
       and foreign currency transactions                            (4,137,146)
                                                                   -----------
          Net assets                                               $15,158,898
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2002

INVESTMENT INCOME
     Income
          Dividend income (net of foreign taxes of $17,936)        $   129,676
          Interest income                                               28,045
                                                                   -----------
               Total income                                            157,721
                                                                   -----------

     Expenses
          Advisory fees                                                136,728
          Distribution fees                                             34,182
          Administration fees                                           31,117
          Fund accounting fees                                          28,143
          Custody fees                                                  22,270
          Audit fees                                                    18,947
          Transfer agent fees                                           16,944
          Registration fees                                             12,642
          Legal fees                                                     9,767
          Shareholder Reporting                                          9,741
          Trustee fees                                                   6,155
          Miscellaneous fees                                             4,036
          Insurance expense                                                462
                                                                   -----------
               Total expenses                                          331,134
               Less:  expenses waived and reimbursed                  (125,780)
                                                                   -----------
               Net expenses                                            205,354
                                                                   -----------
                    NET INVESTMENT LOSS                                (47,633)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
     Net realized loss on investments and
       foreign currency transactions                                   (11,420)
     Change in net unrealized appreciation/depreciation on
       investments and foreign currency transactions                (2,634,893)
                                                                   -----------
          Net realized and unrealized loss on investments
            and foreign currency transactions                       (2,646,313)
                                                                   -----------
               NET DECREASE IN NET ASSETS FROM OPERATIONS          $(2,693,946)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        YEAR ENDED           YEAR ENDED
                                                      AUGUST 31, 2002      AUGUST 31, 2001
                                                      ---------------      ---------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:

OPERATIONS
     Net investment loss                                $   (47,633)         $  (19,643)
     Net realized gain (loss) on investments
       and foreign currency transactions                    (11,420)             82,787
     Change in net unrealized appreciation/
       depreciation on investments and
      foreign currency transactions                      (2,634,893)         (2,019,937)
                                                        -----------          ----------
          NET DECREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                    (2,693,946)         (1,956,793)
                                                        -----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                  --              (4,758)
     From net realized gain                                 (79,037)                 --
                                                        -----------          ----------
          TOTAL DISTRIBUTIONS                               (79,037)             (4,758)
                                                        -----------          ----------

CAPITAL SHARE TRANSACTIONS
     Net increase in net assets derived from
      net change in outstanding shares (a)<F4>            9,640,010           2,981,623
                                                        -----------          ----------
          TOTAL INCREASE IN NET ASSETS                    6,867,027           1,020,072

NET ASSETS
     Beginning of year                                    8,291,871           7,271,799
                                                        -----------          ----------
     END OF YEAR                                        $15,158,898          $8,291,871
                                                        -----------          ----------
                                                        -----------          ----------
     UNDISTRIBUTED NET INVESTMENT
       INCOME                                           $        --          $       --
                                                        -----------          ----------
                                                        -----------          ----------

(a)<F4>  A summary of capital share transactions is as follows:

                                           YEAR ENDED                         YEAR ENDED
                                         August 31, 2002                    August 31, 2001
                                     Shares           Value              Shares           Value
                                     ------           -----              ------           -----
Shares sold                         1,205,349      $21,936,959           149,669       $3,234,115
Shares issued in reinvestment
  of distributions                      3,818           77,551               206            4,640
Shares redeemed                      (724,754)     (12,374,500)          (11,833)        (257,132)
                                    ---------      -----------           -------       ----------
Net increase                          484,413      $ 9,640,010           138,042       $2,981,623
                                    ---------      -----------           -------       ----------
                                    ---------      -----------           -------       ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                                                                           SEPTEMBER 30, 1999*<F5>
                                                       YEAR ENDED          YEAR ENDED              THROUGH
                                                    AUGUST 31, 2002     AUGUST 31, 2001        AUGUST 31, 2000
                                                    ---------------     ---------------        ---------------
Net asset value,
  beginning of period                                    $19.52              $25.37                $21.00
                                                         ------              ------                ------

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                              (0.05)              (0.05)                 0.02
Net realized and unrealized
  gain (loss) on investments                              (2.67)              (5.78)                 4.35
                                                         ------              ------                ------
Total from
  investment operations                                   (2.72)              (5.83)                 4.37
                                                         ------              ------                ------

LESS DISTRIBUTIONS:
From net investment income                                   --               (0.02)                   --
From net realized gain                                    (0.13)                 --                    --
                                                         ------              ------                ------
Total distributions                                       (0.13)              (0.02)                   --
                                                         ------              ------                ------
Net asset value,
  end of period                                          $16.67              $19.52                $25.37
                                                         ------              ------                ------
                                                         ------              ------                ------
Total return                                             (14.04)%            (23.01)%               20.81%#<F7>

RATIO/SUPPLEMENTAL DATA:
Net assets,
  end of period (millions)                                $15.2                $8.3                  $7.3

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
Before fees waived
  and expenses absorbed                                    2.42%               3.11%                 4.48%+<F6>
After fees waived
  and expenses absorbed                                    1.50%               1.50%                 1.50%+<F6>

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed                                   (1.27)%             (1.87)%               (2.84)%+<F6>
After fees waived
  and expenses absorbed                                   (0.35)%             (0.26)%                0.14%+<F6>
Portfolio turnover rate                                    8.18%               5.31%                 0.17%#<F7>

*<F5>  Commencement of operations.
+<F6>  Annualized
#<F7>  Not annualized

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Securities Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain
        (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain
        (loss) on investments and foreign currency.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

        In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gain and net foreign currency gain realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1st and the end of its fiscal year. The Fund has incurred capital losses of $32,468 and currency losses of $10,198 and will elect to defer such losses.

     D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassifed between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2002, the Fund decreased paid-in-capital by $54,735, decreased accumulated net investment loss by $47,633 and decreased accumulated realized loss by $7,102.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the year ended August 31, 2002, the Fund incurred $136,728 in advisory fees.

     The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. In the case of the Fund's first and second years of operations, the Advisor is permitted to be reimbursed for fee reduction and/or expense absorbed before the end of the fifth and fourth fiscal year, respectively. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended August 31, 2002, the Advisor waived fees of $125,780.

     At August 31, 2002, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $354,862. The Advisor may recapture a portion of the above amount no later than August 31, 2006.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Under $15 million            $30,000
$15 to $50 million           0.20% of average daily net assets
$50 to $100 million          0.15% of average daily net assets
$100 to $150 million         0.10% of average daily net assets
Over $150 million            0.05% of average daily net assets

     For the year ended August 31, 2002, the Fund incurred $31,117 in administration fees.

     U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund.

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended August 31, 2002, the Fund incurred $34,182 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds from sales of securities for the year ended August 31, 2002, excluding short-term investments, were $9,763,120 and $926,320 respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     On December 14, 2001, a distribution of $0.1329 per share was declared. The dividend was paid on December 17, 2001, to shareholders of record on December 13, 2001.

     The tax character of distributions paid during the years ended August 31, 2002 and 2001 was as follows:

                                           2002         2001
                                           ----         ----
  Distributions paid from:
     Ordinary income                     $ 9,679      $4,758
     Long-term capital gain               69,358          --
                                         -------      ------
                                         $79,037      $4,758
                                         -------      ------
                                         -------      ------

     As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

  Undistributed ordinary income                 $    --
  Undistributed long-term gain                   14,406

  NOTE 7 - INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                        TERM OF         PRINCIPAL                  # OF FUNDS     OTHER
                          POSITION      OFFICE AND      OCCUPATION                 IN COMPLEX     DIRECTORSHIPS
NAME, AGE                 HELD WITH     LENGTH OF       DURING PAST                OVERSEEN       HELD BY
AND ADDRESS               THE TRUST     TIME SERVED     FIVE YEARS                 BY TRUSTEE     TRUSTEE
-----------               ---------     -----------     -----------                ----------     -------------
Dorothy A. Berry          Chairman      Indefinite      Consultant,                19             Not
(Born 1943)               and           Term            Talon Industries                          Applicable
615 E. Michigan St.       Trustee       Since           (administrative,
Milwaukee, WI  53202                    May 1991        management &
                                                        business consulting);
                                                        formerly Chief
                                                        Operating Officer,
                                                        Integrated Asset
                                                        Management
                                                        (investment advisor
                                                        and manager); and
                                                        formerly President,
                                                        Value Line, Inc.,
                                                        (investment advisory
                                                        & financial
                                                        publishing firm).

Wallace L. Cook           Trustee       Indefinite      Retired; formerly          19             Not
(Born 1939)                             Term            Senior Vice President,                    Applicable
615 E. Michigan St.                     Since           Rockefeller Trust Co.;
Milwaukee, WI  53202                    May 1991        Financial Counselor,
                                                        Rockefeller & Co.

Carl A. Froebel           Trustee       Indefinite      Private Investor;          19             Not
(Born 1938)                             Term            formerly Managing                         Applicable
615 E. Michigan St.                     Since           Director, Premier
Milwaukee, WI  53202                    May 1991        Solutions, Ltd.;
                                                        formerly President
                                                        and Founder,
                                                        National Investor
                                                        Data Services, Inc.
                                                        (investment related
                                                        computer software).

Ashley T. Rabun           Trustee       Indefinite      Founder and Chief          19             Trustee,
(Born 1952)                             Term            Executive Officer,                        E*TRADE
615 E. Michigan St.                     Since           InvestorReach, Inc.,
Milwaukee, WI  53202                    May             (financial services
                                        2002            marketing and
                                                        distribution
                                                        consulting);  formerly
                                                        Partner and Director,
                                                        Nicholas-Applegate
                                                        Capital Management,
                                                        (investment
                                                        management).

Rowley W.P. Redington     Trustee       Indefinite      President;                 19             Not
(Born 1944)                             Term            Intertech Computer                        Applicable
615 E. Michigan St.                     Since           Services Corp.
Milwaukee, WI  53202                    May 1991        (consumer electronics
                                                        and computer service
                                                        and marketing);
                                                        formerly Vice
                                                        President, PRS of
                                                        New Jersey, Inc.
                                                        (management
                                                        consulting), and
                                                        Chief Executive
                                                        Officer, Rowley
                                                        Associates
                                                        (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Steven J. Paggioli        Trustee       Indefinite      Consultant, U.S.           19             Trustee,
(Born 1950)                             Term            Bancorp Fund Services,                    Managers
915 Broadway                            Since           LLC since July, 2001;                     Funds.
New York, NY  10010                     May 1991        formerly Executive
                                                        Vice President,
                                                        Investment Company
                                                        Administration, LLC
                                                        ("ICA") (mutual fund
                                                        administrator and the
                                                        Fund's former
                                                        administrator).

Robert M. Slotky          President     Indefinite      Vice President, U.S.                      Not
(Born 1947)                             Term            Bancorp Fund Services,                    Applicable
2020 E. Financial Way,                  Since           LLC since July, 2001;
Suite 100                               August 2002     formerly, Senior Vice
Glendora, CA  91741                                     President, ICA (May
                                                        1997-July 2001).

Eric W. Falkeis           Treasurer     Indefinite      Vice President, U.S.                      Not
(Born 1973)                             Term            Bancorp Fund Services,                    Applicable
615 E. Michigan St.                     Since           LLC since 1997;
Milwaukee, WI  53202                    August 2002     Chief Financial
                                                        Officer, Quasar
                                                        Distributors, LLC,
                                                        since 2000.

Chad E. Fickett           Secretary     Indefinite      Compliance                                Not
(Born 1973)                             Term            Administrator, U.S.                       Applicable
615 E. Michigan St.                     Since           Bancorp Fund Services,
Milwaukee, WI  53202                    March 2002      LLC since July, 2000.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF
  PORTFOLIO 21
THE BOARD OF TRUSTEES OF
  PROFESSIONALLY MANAGED PORTFOLIOS

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Portfolio 21, a series of Professionally Managed Portfolios, as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Portfolio 21 as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                 TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
OCTOBER 14, 2002

                                    Advisor
                 PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                               721 NW 9th Avenue
                            Portland, Oregon  97209
                             (877) 351-4115 EXT. 21

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                            Independent Accountants
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441